Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	187 Months Ended
	Jun. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.66%	6.65%	12.49%	13.30%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%	14.35%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	14.77%
Bright Rock Mid Cap Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.30%)	5.07%	10.12%	9.82%
Performance Inception Date	May 26, 2010
Bright Rock Mid Cap Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(1.24%)	3.93%	9.27%	8.87%
Bright Rock Mid Cap Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.49%	3.89%	8.28%	8.10%
Bright Rock Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.55%	11.87%	11.58%	11.93%
Performance Inception Date	May 26, 2010
Bright Rock Large Cap Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.65%	9.73%	9.99%	10.39%
Bright Rock Large Cap Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.99%	9.12%	9.23%	9.74%